SUPPLEMENTAL CASH FLOW INFORMATION (Narrative) (Details) - CAD	Apr. 30, 2017	Jul. 31, 2016	Jul. 31, 2015
Shares Issued	57,697,841	32,866,261	32,866,261
Fair value of Shares Issued	CAD 57,698	CAD 32,867	CAD 38,298